Organization and Principal Activities (Details)	12 Months Ended
	Sep. 30, 2025	May 23, 2023	Jan. 08, 2023	Oct. 25, 2022	Sep. 15, 2022	Dec. 28, 2018
Organization and Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation	Nov. 03, 2022
SAM WAI HONG [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interests				10.00%	100.00%	90.00%
Lei Tun Kei [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interests						10.00%
Smart Digital Meta [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interests	50.00%		50.00%	40.00%
Smart Digital GZ [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interests		100.00%